07085526

NYSE Regulation

CERTPAC

VIA FACSIMILE AND U.S. MAIL
December 12, 2007

RECD S.E.C.
DEC 1 2 2007
1086

1-33883

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: K12 Inc.
Common Stock, par value $0.0001 per share

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on December 11, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
DEC 1 4 2007
THOMSON
FINANCIAL

Craig A. Gray
Lead Analyst, Listing Compliance

Enclosure

cc: Marc A. Granger, Latham & Watkins LLP, 555 Eleventh Street, NW, Suite 1000, Washington, DC 20004-1304

END